Trade and other receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables
Trade and other receivables

14.  Trade and other receivables

		At December 31,
		2021	2020
	Note	$’m	$’m
Trade receivables		334	244
Other receivables and prepayments		167	124
Related party receivables	25	11	—
		512	368

The fair values of trade and other receivables approximate the amounts shown above.

Movements on the provisions for impairment of trade receivables are as follows:

	2021	2020
	$'m	$'m
At January 1,	8	3
Provision for receivables impairment	—	7
Receivables written off during the year as uncollectible	(1)	(2)
At December 31,	7	8

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable set out above.

Provisions against specific balances

Significant balances are assessed for evidence of increased credit risk. Examples of factors considered are high probability of bankruptcy, breaches of contract or major concession being sought by the customer. Instances of significant single customer related bad debts are rare and there is no significant concentration of risk associated with particular customers.

Providing against the remaining population of customers

The Group monitors actual historical credit losses and adjusts for forward-looking information to measure the level of expected losses. Adverse changes in the payment status of customers of the Group, or national or local economic conditions that correlate with defaults on receivables owing to the Group, may also provide a basis for an increase in the level of provision above historic loss experience.

As of 31 December 2021, trade receivables of $18 million (2020: $7 million) were past due but not impaired. These relate to a number of independent customers for whom there is no recent history of default. The ageing analysis of these trade receivables is as follows:

	At 31 December,
	2021	2020
	$'m	$'m
Up to three months past due	15	5
Three to six months past due	1	2
Over six months past due	2	—
	18	7

Receivables Factoring and Related Programs

The Group participates in several uncommitted accounts receivable factoring and related programs with various financial institutions for certain receivables, accounted for as true sales of receivables, without recourse to the Group. Receivables of $456 million were sold under these programs at December 31, 2021 (December 31, 2020: $332 million).